Shareholders' Equity (Details 10) - Service-based restricted share units - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares Granted
Outstanding at the beginning of the period (in shares)	1,119	418	361
Awarded (in shares)	1,620	918	257
Vested (in shares)	(460)	(171)	(162)
Cancelled (in shares)	(312)	(46)	(38)
Outstanding at the end of the period (in shares)	1,967	1,119	418
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 45.97	$ 71.03	$ 65.87
Awarded (in dollars per share)	39.16	39.67	71.24
Vested (in dollars per share)	44.81	68.51	61.73
Cancelled (in dollars per share)	44.60	64.33	63.07
Outstanding at the end of the period (in dollars per share)	$ 40.85	$ 45.97	$ 71.03
Unrecognized compensation cost	$ 80,300,000	$ 49,100,000
Expected weighted-average recognition period for unrecognized compensation cost	3 years 3 months 18 days	3 years 9 months 18 days
Total fair value vested	$ 20,900,000	$ 7,400,000	$ 11,300,000
Weibo
Shares Granted
Outstanding at the beginning of the period (in shares)	3,507	800
Awarded (in shares)	4,851	2,951
Vested (in shares)	(1,211)	(203)
Cancelled (in shares)	(646)	(41)
Outstanding at the end of the period (in shares)	6,501	3,507	800
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 16.44	$ 13.19
Awarded (in dollars per share)	12.41	17.11
Vested (in dollars per share)	14.69	13.19
Cancelled (in dollars per share)	14.18	17.23
Outstanding at the end of the period (in dollars per share)	$ 13.98	$ 16.44	$ 13.19
Unrecognized compensation cost	$ 73,000,000
Expected weighted-average recognition period for unrecognized compensation cost	3 years 2 months 12 days
Total fair value vested	$ 17,800,000	$ 2,700,000	$ 0